Other Financial Instruments and Fair Value Measurements (Details) - USD ($) $ in Millions	Apr. 30, 2015	Apr. 30, 2014
Carrying amount and fair value of financial instruments
Other investments	$ 48.4	$ 55.4
Long-term debt	(5,944.9)	(1,973.1)
Carrying Amount [Member]
Carrying amount and fair value of financial instruments
Other investments	48.4	55.4
Derivatives financial instruments - net	(17.3)	33.9
Long-term debt	(5,944.9)	(1,973.1)
Fair Value [Member]
Carrying amount and fair value of financial instruments
Other investments	48.4	55.4
Derivatives financial instruments - net	(17.3)	33.9
Long-term debt	$ (6,011.3)	$ (2,239.1)